CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND BORROWINGS
Schedule of net debt

	2023	2022
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	710	111
Corporate bond	1,550	1,510
Private placement notes	625	1,055
Borrowings	2,885	2,676
Cash at bank	(302)	(350)
Credit balance on derivatives – currency swaps	1	–
(Debit)/credit balance on derivatives – interest rate swaps	(7)	13
Net debt	2,577	2,339
Non-current lease liabilities	144	147
Current lease liabilities	55	49
Net debt including lease liabilities	2,776	2,535

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2023
Bank loans	303	–	–	–	–	–	303
Bank overdrafts	2	–	–	–	–	–	2
Corporate bond	–	–	–	–	–	1,550	1,550
Private placement notes	405	–	75	140	60	350	1,030
Lease liabilities[1]	55	44	33	25	18	35	210
	765	44	108	165	78	1,935	3,095
At 31 December 2022
Bank overdrafts	6	–	–	–	–	–	6
Corporate bond	–	–	–	–	–	1,510	1,510
Private placement notes	105	430	–	75	140	410	1,160
Lease liabilities[1]	49	42	32	24	18	45	210
	160	472	32	99	158	1,965	2,886

1	The lease liabilities presented above of $210m (2022: $210m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined above, are $199m (2022: $196m).

Schedule of committed facility

Facility	Date due
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated revolving credit facility	October 2028
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2023
Non-derivative financial liabilities:
Bank overdrafts and loans	305	–	–	–	305
Corporate bond	53	53	158	1,614	1,878
Trade and other payables	1,016	–	–	–	1,016
Private placement notes	434	19	317	373	1,143
Acquisition consideration	11	9	2	15	37
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,913	–	–	–	2,913
Currency swaps/forward foreign exchange contracts – inflow	(2,912)	–	–	–	(2,912)
	1,820	81	477	2,002	4,380
At 31 December 2022
Non-derivative financial liabilities:
Bank overdrafts and loans	6	–	–	–	6
Corporate bond	37	37	111	1,620	1,805
Trade and other payables	1,029	–	–	–	1,029
Private placement notes	143	461	265	444	1,313
Acquisition consideration	26	31	39	–	96
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,598	–	–	–	2,598
Currency swaps/forward foreign exchange contracts – inflow	(2,601)	–	–	–	(2,601)
	1,238	529	415	2,064	4,246